Subsequent events	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Subsequent events
49	Subsequent events
On March 9, 2023, the board of directors of the Company has approved a revised semi-annual cash dividend policy to replace its existing dividend policy. Under the revised dividend policy, starting from 2023, the Company will declare and distribute a recurring cash dividend semi-annually in which the aggregate amount of the semi-annual dividend distributions for each year is equivalent to approximately 20% to 40% of the Company’s net profit in such fiscal year, or as otherwise authorized by the board of directors. The determination to make dividend distributions and the exact amount of such distributions in any particular semi-annual period will be based upon the Company’s operations and earnings, cash flow, financial condition, and other relevant factors, and subject to adjustment and determination by the board of directors. On the same day, the board of directors of the Company has approved a cash dividend of USD0.10 per ordinary share for the six-month period ended December 31, 2022, on the Company’s outstanding shares to shareholders of record as of the close of trading on the New York Stock Exchange on April 7, 2023.